Note 18 - Financial Instruments - Carrying Amounts and Fair Value of Financial Instruments (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Reported Value Measurement [Member]
Practicable to estimate fair value	¥ 9,288,208	¥ 5,780,340
Not practicable	2,086,234	2,144,574
Noncurrent refundable insurance policies (other assets)	272,610	211,526
Long-term borrowings	15,500,000	8,500,000
Long-term accounts payable (other noncurrent liabilities)	896,810	1,468,183
Estimate of Fair Value Measurement [Member]
Practicable to estimate fair value	9,288,208	5,780,340
Noncurrent refundable insurance policies (other assets)	272,610	211,526
Long-term borrowings	15,437,103	8,485,311
Long-term accounts payable (other noncurrent liabilities)	¥ 895,770	¥ 1,466,952